Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Accrued Liabilities

Other accrued liabilities consisted of the following:

	December 31,
	2017	2016
	(In thousands)
Contract and contract-related liabilities:
Outstanding chip liability	$597,753	$227,538
Loyalty program obligations	91,119	88,379
Casino front money	303,950	214,017
Advance deposits and ticket sales	149,698	148,707
Unpaid wagers and other	85,978	74,563
Other accrued liabilities:
Payroll and related	483,101	483,194
Taxes, other than income taxes	170,639	166,917
MGP Dividend	29,777	22,281
MGM China gaming promoter commissions	24,277	31,838
Other	178,343	180,274
	$2,114,635	$1,637,708